Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Disclosure of other provisions [line items]
Current provisions	€ 1,031	€ 313	€ 2,061
Discontinuance of Study
Disclosure of other provisions [line items]
Current provisions	265	12
Other reversals of provisions	366
Return-to-Work Bonuses, Trainings, Business Start-Up Assistance and Other Benefits
Disclosure of other provisions [line items]
Current provisions	189	€ 171
Other reversals of provisions	€ 352